Taxes on Income (Income Before Income Taxes and Income Taxes Expense (Benefit) Included in the Consolidated Statements of Operations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income (loss) before income taxes, Israel	$ 19,486	$ 16,522	$ 16,857
Income (loss) before income taxes, foreign jurisdiction	(1,061)	787	1,125
Income (loss) before income taxes	18,425	17,309	17,982
Current taxes, Israel	2,383	2,494	949
Current taxes, foreign jurisdiction	465	409	479
Current taxes	$ 2,848	2,903	1,428
Current tax (benefits) expenses relating to prior years, Israel		$ 20	$ 29
Current tax (benefits) expenses relating to prior years, foreign jurisdiction	$ (36)
Current tax (benefits) expenses relating to prior years	(36)	$ 20	$ 29
Deferred taxes, Israel	(437)	(200)	$ (552)
Deferred taxes, foreign jurisdiction	(470)	(19)
Deferred taxes	(907)	(219)	$ (552)
Income tax expense	$ 1,905	$ 2,704	$ 905